Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000097931
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$10	0.21%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
TOPS Aggressive Growth ETF Portfolio	7.23%	14.74%	9.20%	7.84%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 168,715,229	$ 168,715,229
Holdings Count | Holding	13	13
Advisory Fees Paid, Amount	$ 76,355
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$168,715,229 Number of Portfolio Holdings13 Advisory Fee $76,355 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	24.8%
Vanguard FTSE Developed Markets ETF	18.0%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.1%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000097930
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
TOPS Aggressive Growth ETF Portfolio	7.13%	14.48%	8.93%	7.58%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 168,715,229	$ 168,715,229
Holdings Count | Holding	13	13
Advisory Fees Paid, Amount	$ 76,355
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$168,715,229 Number of Portfolio Holdings13 Advisory Fee $76,355 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	24.8%
Vanguard FTSE Developed Markets ETF	18.0%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.1%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000158839
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Investor Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,727	$10,139
Jun-2017	$11,325	$11,954
Jun-2018	$12,549	$13,672
Jun-2019	$12,882	$15,096
Jun-2020	$12,517	$16,229
Jun-2021	$17,829	$22,850
Jun-2022	$15,203	$20,424
Jun-2023	$17,097	$24,426
Jun-2024	$19,519	$30,424

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (July 22, 2015)
TOPS Aggressive Growth ETF Portfolio	7.01%	14.17%	8.67%	7.77%
S&P 500® Index	15.29%	24.56%	15.05%	13.25%

Performance Inception Date		Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 168,715,229	$ 168,715,229
Holdings Count | Holding	13	13
Advisory Fees Paid, Amount	$ 76,355
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$168,715,229 Number of Portfolio Holdings13 Advisory Fee $76,355 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	24.8%
Vanguard FTSE Developed Markets ETF	18.0%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.1%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000211504
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$9,959	$10,024
Jun-2020	$9,704	$10,777
Jun-2021	$13,848	$15,173
Jun-2022	$11,841	$13,562
Jun-2023	$13,343	$16,220
Jun-2024	$15,275	$20,203

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (April 30, 2019)
TOPS Aggressive Growth ETF Portfolio	7.13%	14.48%	8.93%	8.54%
S&P 500® Index	15.29%	24.56%	15.05%	14.58%

Performance Inception Date		Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 168,715,229	$ 168,715,229
Holdings Count | Holding	13	13
Advisory Fees Paid, Amount	$ 76,355
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$168,715,229 Number of Portfolio Holdings13 Advisory Fee $76,355 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	24.8%
Vanguard FTSE Developed Markets ETF	18.0%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.1%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000097924
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$10	0.21%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	3.50%	9.17%	5.30%	4.67%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 108,973,707	$ 108,973,707
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 51,477
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$108,973,707 Number of Portfolio Holdings24 Advisory Fee $51,477 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Short-Term Treasury ETF	6.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000097925
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	3.43%	8.90%	5.05%	4.38%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 108,973,707	$ 108,973,707
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 51,477
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$108,973,707 Number of Portfolio Holdings24 Advisory Fee $51,477 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Short-Term Treasury ETF	6.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000211501
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,090	$10,024
Jun-2020	$10,193	$10,777
Jun-2021	$12,325	$15,173
Jun-2022	$11,088	$13,562
Jun-2023	$11,834	$16,220
Jun-2024	$12,880	$20,203

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Balanced ETF Portfolio	3.36%	8.84%	5.00%	5.02%
S&P 500® Index	15.29%	24.56%	15.05%	14.58%

Performance Inception Date		Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 108,973,707	$ 108,973,707
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 51,477
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$108,973,707 Number of Portfolio Holdings24 Advisory Fee $51,477 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Short-Term Treasury ETF	6.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000158836
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Investor Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$10,079	$10,139
Jun-2017	$10,855	$11,954
Jun-2018	$11,357	$13,672
Jun-2019	$11,869	$15,096
Jun-2020	$11,953	$16,229
Jun-2021	$14,424	$22,850
Jun-2022	$12,952	$20,424
Jun-2023	$13,798	$24,426
Jun-2024	$14,982	$30,424

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Balanced ETF Portfolio	3.22%	8.59%	4.77%	4.62%
S&P 500® Index	15.29%	24.56%	15.05%	13.25%

Performance Inception Date		Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 108,973,707	$ 108,973,707
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 51,477
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$108,973,707 Number of Portfolio Holdings24 Advisory Fee $51,477 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Short-Term Treasury ETF	6.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
iShares Global REIT ETF	4.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000097922
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.23%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
TOPS Conservative ETF Portfolio	2.96%	7.86%	4.13%	3.56%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 35,250,152	$ 35,250,152
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 17,025
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,250,152 Number of Portfolio Holdings25 Advisory Fee $17,025 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000097923
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
TOPS Conservative ETF Portfolio	2.83%	7.57%	3.86%	3.29%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 35,250,152	$ 35,250,152
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 17,025
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,250,152 Number of Portfolio Holdings25 Advisory Fee $17,025 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000211500
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,126	$10,024
Jun-2020	$10,391	$10,777
Jun-2021	$11,734	$15,173
Jun-2022	$10,842	$13,562
Jun-2023	$11,376	$16,220
Jun-2024	$12,237	$20,203

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (April 30, 2019)
TOPS Conservative ETF Portfolio	2.83%	7.57%	3.86%	3.98%
S&P 500® Index	15.29%	24.56%	15.05%	14.58%

Performance Inception Date		Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 35,250,152	$ 35,250,152
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 17,025
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,250,152 Number of Portfolio Holdings25 Advisory Fee $17,025 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000158835
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Investor Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$10,108	$10,139
Jun-2017	$10,609	$11,954
Jun-2018	$10,959	$13,672
Jun-2019	$11,485	$15,096
Jun-2020	$11,754	$16,229
Jun-2021	$13,251	$22,850
Jun-2022	$12,220	$20,424
Jun-2023	$12,780	$24,426
Jun-2024	$13,724	$30,424

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (July 22, 2015)
TOPS Conservative ETF Portfolio	2.75%	7.39%	3.63%	3.60%
S&P 500® Index	15.29%	24.56%	15.05%	13.25%

Performance Inception Date		Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 35,250,152	$ 35,250,152
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 17,025
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,250,152 Number of Portfolio Holdings25 Advisory Fee $17,025 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000097929
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$10	0.21%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,062	$10,742
Jun-2016	$9,926	$11,171
Jun-2017	$11,444	$13,170
Jun-2018	$12,613	$15,064
Jun-2019	$13,113	$16,633
Jun-2020	$12,928	$17,881
Jun-2021	$17,678	$25,175
Jun-2022	$15,334	$22,503
Jun-2023	$17,143	$26,912
Jun-2024	$19,480	$33,521

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
TOPS Growth ETF Portfolio	6.57%	13.63%	8.24%	6.90%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 185,840,449	$ 185,840,449
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 82,881
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$185,840,449 Number of Portfolio Holdings20 Advisory Fee $82,881 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.0%
Money Market Funds	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.8%
Vanguard FTSE Developed Markets ETF	17.0%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.1%
SPDR Portfolio S&P 500 Value ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
iShares Global REIT ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000097928
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$10,039	$10,742
Jun-2016	$9,881	$11,171
Jun-2017	$11,362	$13,170
Jun-2018	$12,490	$15,064
Jun-2019	$12,957	$16,633
Jun-2020	$12,737	$17,881
Jun-2021	$17,373	$25,175
Jun-2022	$15,034	$22,503
Jun-2023	$16,773	$26,912
Jun-2024	$19,004	$33,521

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
TOPS Growth ETF Portfolio	6.41%	13.31%	7.96%	6.63%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 185,840,449	$ 185,840,449
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 82,881
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$185,840,449 Number of Portfolio Holdings20 Advisory Fee $82,881 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.0%
Money Market Funds	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.8%
Vanguard FTSE Developed Markets ETF	17.0%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.1%
SPDR Portfolio S&P 500 Value ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
iShares Global REIT ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000211503
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (April 30, 2019)
TOPS Growth ETF Portfolio	6.41%	13.31%	7.97%	7.73%
S&P 500® Index	15.29%	24.56%	15.05%	14.58%

Performance Inception Date		Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 185,840,449	$ 185,840,449
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 82,881
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$185,840,449 Number of Portfolio Holdings20 Advisory Fee $82,881 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.0%
Money Market Funds	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.8%
Vanguard FTSE Developed Markets ETF	17.0%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.1%
SPDR Portfolio S&P 500 Value ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
iShares Global REIT ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000158838
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Investor Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (July 22, 2015)
TOPS Growth ETF Portfolio	6.28%	13.03%	7.69%	6.97%
S&P 500® Index	15.29%	24.56%	15.05%	13.25%

Performance Inception Date		Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 185,840,449	$ 185,840,449
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 82,881
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$185,840,449 Number of Portfolio Holdings20 Advisory Fee $82,881 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.0%
Money Market Funds	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.8%
Vanguard FTSE Developed Markets ETF	17.0%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.1%
SPDR Portfolio S&P 500 Value ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
iShares Global REIT ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000097926
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Class 1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$10	0.21%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
TOPS Moderate Growth ETF Portfolio	4.89%	11.26%	6.77%	5.81%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 161,525,139	$ 161,525,139
Holdings Count | Holding	23	23
Advisory Fees Paid, Amount	$ 75,921
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$161,525,139 Number of Portfolio Holdings23 Advisory Fee $75,921 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	7.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.1%
iShares Global REIT ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000097927
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Class 2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
TOPS Moderate Growth ETF Portfolio	4.83%	10.94%	6.52%	5.54%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 161,525,139	$ 161,525,139
Holdings Count | Holding	23	23
Advisory Fees Paid, Amount	$ 75,921
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$161,525,139 Number of Portfolio Holdings23 Advisory Fee $75,921 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	7.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.1%
iShares Global REIT ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000211502
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,058	$10,024
Jun-2020	$10,094	$10,777
Jun-2021	$12,885	$15,173
Jun-2022	$11,387	$13,562
Jun-2023	$12,395	$16,220
Jun-2024	$13,748	$20,203

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (April 30, 2019)
TOPS Moderate Growth ETF Portfolio	4.77%	10.92%	6.45%	6.35%
S&P 500® Index	15.29%	24.56%	15.05%	14.58%

Performance Inception Date		Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 161,525,139	$ 161,525,139
Holdings Count | Holding	23	23
Advisory Fees Paid, Amount	$ 75,921
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$161,525,139 Number of Portfolio Holdings23 Advisory Fee $75,921 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	7.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.1%
iShares Global REIT ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000158837
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Investor Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,938	$10,139
Jun-2017	$10,971	$11,954
Jun-2018	$11,720	$13,672
Jun-2019	$12,262	$15,096
Jun-2020	$12,289	$16,229
Jun-2021	$15,645	$22,850
Jun-2022	$13,809	$20,424
Jun-2023	$14,999	$24,426
Jun-2024	$16,607	$30,424

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (July 22, 2015)
TOPS Moderate Growth ETF Portfolio	4.69%	10.72%	6.25%	5.84%
S&P 500® Index	15.29%	24.56%	15.05%	13.25%

Performance Inception Date		Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 161,525,139	$ 161,525,139
Holdings Count | Holding	23	23
Advisory Fees Paid, Amount	$ 75,921
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$161,525,139 Number of Portfolio Holdings23 Advisory Fee $75,921 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.9%
Money Market Funds	7.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.1%
iShares Global REIT ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.